CASH AND CASH EQUIVALENTS (Details Narrative) - Guaranteed Investment Certificate [Member] - CAD ($)	Dec. 21, 2021	May 28, 2021	Mar. 27, 2021	Mar. 27, 2020
IfrsStatementLineItems [Line Items]
Purchase of financial instrument	$ 50,000	$ 140,000		$ 142,000
Financial instrument term	1 year	1 year		1 year
Average effective Instrument rate	0.05%	0.35%		0.50%
Renew of financial instruments			$ 142,710
Renewed financial instrument term			1 year
Renewed effective instrument rate			0.10%